Mineral Interests (Details) - Schedule of mineral interest expenditures - Mineral interests [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance at beginning	$ 395,304	$ 358,135
Expenditures / Acquisitions	30,367	37,169
Balance at end	425,671	395,304
KSM [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance at beginning	276,586	248,561
Expenditures / Acquisitions	19,923	28,025
Balance at end	296,509	276,586
Courageous Lake [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance at beginning	73,647	69,587
Expenditures / Acquisitions	2,074	4,060
Balance at end	75,721	73,647
Iskut [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance at beginning	29,031	25,221
Expenditures / Acquisitions	3,184	3,810
Balance at end	32,215	29,031
Snowstorm [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance at beginning	15,269	13,995
Expenditures / Acquisitions	5,186	1,274
Balance at end	20,455	15,269
Grassy Mountain [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance at beginning	771	771
Expenditures / Acquisitions
Balance at end	$ 771	$ 771